Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Changes in goodwill are summarized as follows:

Year ended December 31	2015	2016
(in thousands)	EUR	EUR

Cost
Balance at beginning of year	2,357,536	2,624,552
Acquisition through business combinations	—	2,115,130
Effect of changes in exchange rates	267,016	134,212
Balance at end of year	2,624,552	4,873,894